Supplemental Cash Flow Information - Summary Of Cash paid for income taxes (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash, cash equivalents, and restricted cash at end of period:
Cash and cash equivalents	$ 784,813		$ 387,346	$ 246,490
Total cash, cash equivalents, and restricted cash	798,295	$ 350,565	399,828	246,972	$ 79,530
Noncash Investing And Financing Activities [Member]
Noncash investing and financing activities:
Property and equipment included in accounts payable	3,023	329	1,454	168
Vesting of early exercised stock options	143	316	388	602
Non-cash acquisition	1,939,804		0	(29,905)
Cash, cash equivalents, and restricted cash at end of period:
Cash and cash equivalents	784,813	350,083	387,346	79,048
Restricted cash	13,482	482	12,482	482
Total cash, cash equivalents, and restricted cash	$ 798,295	$ 350,565	$ 399,828	$ 79,530